GOODWILL	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
GOODWILL	GOODWILL
Goodwill of $1,419 million at June 30, 2024 (December 31, 2023 - $1,450 million) is primarily attributable to short-break destinations across the United Kingdom and Ireland (“U.K. and Ireland Short Stay”) of $762 million (December 31, 2023 - $767 million), an office portfolio in Germany of $401 million (December 31, 2023 - $413 million) and a mixed-use asset in South Korea of $190 million (December 31, 2023 - $201 million). The partnership performs a goodwill impairment test annually unless there are indicators of impairment identified during the year. The partnership did not identify any impairment indicators as of June 30, 2024 and for the year ended December 31, 2023.